Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 395,027,504	$ 88,841,826
Customers, net	118,557,988	126,733,175
Other financing receivables	40,889,962	32,330,944
Other non-financing receivables	56,034,440	74,532,913
Inventories	92,238,475	88,569,989
Government Bonds	21,461,387	14,740,032
Derivative financial instruments	16,238,196	9,203,958
Other current assets	5,256,566	4,601,883
Total current assets	745,704,518	439,554,720
Non-current assets:
Investments in associates	2,731,475	2,692,938
Wells, pipelines, properties, plant and equipment, net	1,557,621,522	1,650,532,712
Rights of use assets	41,027,138	41,964,533
Long-term notes receivable, net of current portion	940,737	1,021,778
Government Bonds	0	21,135,321
Deferred income taxes and duties	6,898,703	7,033,529
Intangible assets, net	13,602,920	17,088,277
Other assets	29,875,655	27,728,775
Total non-current assets	1,652,698,150	1,769,197,863
Total assets	2,398,402,668	2,208,752,583
Current liabilities:
Short-term debt and current portion of long-term debt	443,168,492	425,218,517
Short-term leases	11,159,459	8,628,404
Suppliers	517,098,247	505,989,382
Income taxes and duties payable	85,235,052	85,941,389
Accounts and accrued expenses payable	78,500,601	72,773,222
Derivative financial instruments	74,368,918	108,972,467
Total current liabilities	1,209,530,769	1,207,523,381
Long-term liabilities:
Long-term debt, net of current portion	1,400,305,447	1,553,553,738
Long-term leases, net of current portion	33,619,191	38,196,862
Employee benefits	1,477,837,419	1,232,589,895
Provisions for sundry creditors	153,669,229	137,835,561
Other liabilities	14,541,772	17,692,458
Deferred income taxes	4,696,503	5,136,424
Total long-term liabilities	3,084,669,561	2,985,004,938
Total liabilities	4,294,200,330	4,192,528,319
Controlling interest:
Certificates of Contribution “A”	1,732,817,345	1,352,716,466
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	38,893,707	285,954,621
Accumulated deficit:
From prior years	(3,689,905,157)	(2,909,489,303)
Net (loss) income for the year	(45,053,099)	(780,415,854)
Total controlling interest	(1,895,514,483)	(1,983,501,349)
Total non-controlling interest	(283,179)	(274,387)
Total equity (deficit)	(1,895,797,662)	(1,983,775,736)
Total liabilities and equity (deficit)	$ 2,398,402,668	$ 2,208,752,583